UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-3205
                                   811-21300

Name of Fund: CMA Government Securities Fund
              Master Government Securities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA Government
         Securities Fund and Master Government Securities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 03/31/04

Item 1 - Report to Stockholders

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                                        CMA Government
                                        Securities Fund

Annual Report
March 31, 2004

CMA Government Securities Fund

Important Tax Information (unaudited)

CMA Government Securities Fund paid long-term capital gain distributions of $0.000001 and $0.000014 to shareholders of record on March 29, 2004 and March 30, 2004, respectively.

Of the Fund's ordinary income distributions paid during the taxable year ended March 31, 2004, 33.32% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Please retain this information for your records.


2       CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004

A Letter From the President

Dear Shareholder

Index returns during the most recent six-month and 12-month reporting periods indicate that fixed income markets -- both taxable and tax-exempt -- continued to reward those investors who were willing to accept greater risk. The high yield market, as measured by the Credit Suisse First Boston High Yield Index, provided a six-month return of +8.65% and a 12-month return of +22.86% as of March 31, 2004. By comparison, the Lehman Brothers Aggregate Bond Index returned +2.98% and +5.40% and the Lehman Brothers Municipal Bond Index returned +3.12% and +5.86% for the six-month and 12-month periods ended March 31, 2004, respectively.

As of March month-end, the Federal Reserve Board maintained its accommodative policy stance, pledging "patience" in raising rates. As a result, short-term interest rates remained at historic lows and kept the short end of the yield curve relatively flat, making it increasingly difficult to find attractive income opportunities. Market watchers continue to monitor the economic data and Federal Reserve Board language for indications of interest rate direction. Having said that, if the economy continues to grow at its recent pace, many believe it is just a matter of time before rates move upward.

Equity markets, in the meantime, continued to provide attractive returns. For the six-month and 12-month periods ended March 31, 2004, the Standard & Poor's 500 Index returned +14.08% and +35.12%, respectively. Much of the boost came from improving economic conditions throughout the past year. Significant fiscal and monetary stimulus, including the low interest rates and tax cuts, has opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. As expected, these positive developments have led the way to improvements in corporate earnings -- a positive for stock markets.

The events and efforts of the past year leave us with a much stronger economy today. With all of this in mind, we believe it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Your financial advisor can help you develop a strategy designed to perform through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Trustee


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004         3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      With interest rates at historical lows, our strategy was to remain liquid in the front end of the money market yield curve while reaping the benefits of higher interest rates on the longer end.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the year ended March 31, 2004, CMA Government Securities Fund paid shareholders a net annualized dividend of .52%.* The Fund's seven-day yield as of March 31, 2004 was .48%.

The average portfolio maturity for CMA Government Securities Fund at March 31, 2004 was 60 days, compared to 64 days at September 30, 2003.

As the Fund's fiscal year began, the U.S. economy was relatively weak, having registered a dismal 1.4% rate of gross domestic product growth in the first quarter of 2003. The Federal Reserve Board, in order to prevent any further deterioration in economic conditions, was bound to maintain its accommodative monetary policy -- and investors began to price in further interest rate cuts. The result was a flattening of the front end of the yield curve.

As the period progressed, economic conditions improved, consumer confidence strengthened and equity markets rallied. May 2003 brought the passage of a Federal tax-cut plan. In June, the Federal Reserve Board, focused on preventing deflation, dropped the Federal Funds rate to 1%, its lowest level in 45 years. On the heels of the fiscal and monetary stimulus, the economy grew at an astounding annualized rate of 8.2% in the third quarter of 2003 and 4.1% in the fourth quarter. A similar rate of growth is expected in the first quarter of 2004. Despite the generally positive economic news, it was clear that an improvement in employment would be essential to sustain above-trend economic growth.

Although interest rates experienced significant volatility over the past 12 months, yields at period end were only modestly higher than March 2003 levels. Specifically, the yield on the two-year Treasury note opened the year at 1.49% and closed at 1.59%, but traded at extreme levels of 1.09% and 2.10% throughout the year. Trading ranges, especially in these longer-term securities, became dynamic over the course of the year, which weighed on the potential risks and rewards of our transactions.

On the issuance front, Treasury supply continued to favor the longer end, thus creating a steeper yield curve past the one-year sector. Notably, however, continued foreign interest in holding U.S. assets meant that investors readily accepted the increased supply. In the front end, the Treasury was prudent in its issuance of bills, which held the front end of the yield curve relatively flat to financing levels.

With that being said, the Fund delivered highly competitive results relative to its peers. This was a direct result of managing the portfolio's average life and longer-dated holdings.

How did you manage the portfolio during the period?

In general, we managed the portfolio in line with our view that sustainable economic growth will eventually require interest rates to rise. With interest rates so low for such a long period of time, the natural tendency is for interest rates to increase, thus moderating the pace of economic growth and inflation. When interest rates do eventually rise, we believe they could climb faster than most anticipate. Under these circumstances, we adopted a defensive posture in managing the portfolio, monitoring economic data, employment statistics and Federal Reserve Board language for cues of interest rate movement.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


4       CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004

The portfolio's average life throughout the period was a good indicator of how we perceived the market. Our lowest average life occurred in late May through early June when the spread between three-month Treasury bills and two-year Treasury notes narrowed to 18 basis points (.18%). As interest rates rose in August and the curve grew steeper, we extended the portfolio's average life to the 70-day range by adding 13-month - 14-month notes. By the end of September, the yield curve began to flatten and we reduced the portfolio's average life to 64 days.

Later in 2003, as employment figures continually failed to meet expectations, we became convinced that any Federal Reserve Board move toward higher interest rates would be delayed well into 2004. As a result, we once again were content to increase the average portfolio maturity into the 70-day area, until January. By period end, we had reduced the portfolio's average life to 60 days given the strong prospects for an improved economic environment and the potential for gains in employment and inflation. In addition, with two-year Treasury rates yielding 1.5%, there had been little incentive to extend our maturity.

How would you characterize the portfolio's position at the close of the period?

We believe the portfolio is well positioned going forward. Our high liquidity base offers us opportunities to become more involved if interest rates increase, while currently enjoying yields higher than offered by the front end of the Treasury curve. The majority of our interest rate exposure is in the 12-month - 15-month sector. This area has been the fulcrum of the yield curve, which has allowed us to "roll down" the yield curve and extend at higher levels as opportunities present themselves.

We will continue to look for trading opportunities in the 18-month - 24-month sector when interest rates rise. Such a scenario occurred shortly after the close of the period, when the U.S. Department of Labor released better-than-expected employment data. The news prompted two-year Treasury yields to rise from 1.63% to 1.92%. In general, we will continue to evaluate the longer end of the yield curve for opportunities to add additional yield, but intend to remain selective as we monitor economic conditions and the results of the Federal Reserve Board's upcoming meetings.

John Ng
Vice President and Portfolio Manager

April 15, 2004


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004         5

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities               CMA Government Securities Fund

As of March 31, 2004
===========================================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------------------
                   Investment in Master Government Securities Trust, at value
                     (identified cost--$652,235,521) ...............................                        $   652,909,591
                   Prepaid expenses and other assets ...............................                                 44,604
                                                                                                            ---------------
                   Total assets ....................................................                            652,954,195
                                                                                                            ---------------
===========================================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------------------
                   Payables:
                      Distributor ..................................................    $       257,549
                      Administrator ................................................             22,436
                      Other affiliates .............................................              9,705             289,690
                                                                                        ---------------
                   Accrued expenses and other liabilities ..........................                                 10,470
                                                                                                            ---------------
                   Total liabilities ...............................................                                300,160
                                                                                                            ---------------
===========================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------------
                    Net assets .....................................................                        $   652,654,035
                                                                                                            ===============
===========================================================================================================================
Net Assets Consist of
---------------------------------------------------------------------------------------------------------------------------
                   Shares of beneficial interest, $.10 par value, unlimited
                     number of shares authorized ...................................                        $    65,197,997
                   Paid-in capital in excess of par ................................                            586,781,968
                   Unrealized appreciation on investments--net .....................                                674,070
                                                                                                            ---------------
                   Net Assets--Equivalent to $1.00 per share based on
                     651,979,967 shares of beneficial interest outstanding .........                        $   652,654,035
                                                                                                            ===============

      See Notes to Financial Statements.


6       CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004

Statement of Operations                           CMA Government Securities Fund

For the Year Ended March 31, 2004
===========================================================================================================================
Investment Income--Net
---------------------------------------------------------------------------------------------------------------------------
                   Interest ........................................................                        $         9,096
                   Net investment income allocated from the Trust:
                      Interest and amortization of premium and discount earned
                        (includes $543,555 from affiliates) ........................                             12,061,189
                      Expenses .....................................................                             (2,259,408)
                                                                                                            ---------------
                   Total interest and net investment income allocated from the Trust                              9,810,877
                                                                                                            ---------------
===========================================================================================================================
Expenses
---------------------------------------------------------------------------------------------------------------------------
                   Administration fees .............................................    $     2,560,858
                   Distribution fees ...............................................          1,273,421
                   Registration fees ...............................................            151,149
                   Transfer agent fees .............................................             80,625
                   Professional fees ...............................................             40,952
                   Printing and shareholder reports ................................             38,626
                   Custodian fees ..................................................              1,558
                   Other ...........................................................             14,339
                                                                                        ---------------
                   Total expenses ..................................................                              4,161,528
                                                                                                            ---------------
                   Investment income--net ..........................................                              5,649,349
                                                                                                            ---------------
===========================================================================================================================
Realized & Unrealized Gain (Loss) on Investments Allocated from the Trust--Net
---------------------------------------------------------------------------------------------------------------------------
                   Realized gain on investments allocated from the Trust--net ......                                 57,907
                   Change in unrealized appreciation on investments allocated
                     from the Trust--net ...........................................                               (409,604)
                                                                                                            ---------------
                   Total realized and unrealized loss on investments allocated
                     from the Trust--net ...........................................                               (351,697)
                                                                                                            ---------------
                   Net Increase in Net Assets Resulting from Operations ............                        $     5,297,652
                                                                                                            ===============

      See Notes to Financial Statements.


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004         7

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets               CMA Government Securities Fund

                                                                                                 For the Year Ended
                                                                                                      March 31,
                                                                                        -----------------------------------
Increase (Decrease) in Net Assets:                                                            2004                2003+
===========================================================================================================================
Operations
---------------------------------------------------------------------------------------------------------------------------
                   Investment income--net ..........................................    $     5,649,349     $    20,570,664
                   Realized gain on investments and allocated from the
                     Trust--net ....................................................             57,907             116,806
                   Change in unrealized appreciation on investments and
                     allocated from the Trust--net .................................           (409,604)           (810,897)
                                                                                        -----------------------------------
                   Net increase in net assets resulting from operations ............          5,297,652          19,876,573
                                                                                        -----------------------------------
===========================================================================================================================
Dividends & Distributions to Shareholders
---------------------------------------------------------------------------------------------------------------------------
                   Investment income--net ..........................................         (5,649,351)        (20,570,664)
                   Realized gain on investments and allocated from the
                     Trust--net ....................................................            (57,907)           (116,806)
                                                                                        -----------------------------------
                   Net decrease in net assets resulting from dividends and
                     distributions to shareholders .................................         (5,707,258)        (20,687,470)
                                                                                        -----------------------------------
===========================================================================================================================
Beneficial Interest Transactions
---------------------------------------------------------------------------------------------------------------------------
                   Net proceeds from sale of shares ................................      2,918,028,034       5,311,097,118
                   Value of shares issued to shareholders in reinvestment of
                     dividends and distributions ...................................          5,707,512          20,687,320
                                                                                        -----------------------------------
                   Total shares issued .............................................      2,923,735,546       5,331,784,438
                                                                                        -----------------------------------
                   Cost of shares redeemed .........................................     (3,276,107,628)     (5,550,181,181)
                   Shares redeemed in connection with the bulk transfer of
                     WCMA shareholder assets .......................................       (579,002,824)                 --
                                                                                        -----------------------------------
                   Total shares redeemed ...........................................     (3,855,110,452)     (5,550,181,181)
                                                                                        -----------------------------------
                   Net decrease in net assets derived from beneficial interest
                     transactions ..................................................       (931,374,906)       (218,396,743)
                                                                                        -----------------------------------
===========================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------------
                   Total decrease in net assets ....................................       (931,784,512)       (219,207,640)
                   Beginning of year ...............................................      1,584,438,547       1,803,646,187
                                                                                        -----------------------------------
                   End of year .....................................................    $   652,654,035     $ 1,584,438,547
                                                                                        ===================================

+ On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

      See Notes to Financial Statements.


8       CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004

Financial Highlights                              CMA Government Securities Fund

The following per share data and ratios have been derived
from information provided in the financial statements.                          For the Year Ended March 31,
                                                           ------------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                       2004           2003++           2002           2001            2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of year ...  $    1.00     $     1.00       $     1.00     $     1.00      $     1.00
                                                           ------------------------------------------------------------------------
                   Investment income--net ...............      .0053          .0122            .0264          .0511           .0462
                   Realized and unrealized gain (loss) on
                     investments and allocated from the
                     Trust--net .........................     (.0003)        (.0004)           .0010          .0009          (.0006)
                                                           ------------------------------------------------------------------------
                   Total from investment operations .....      .0050          .0118            .0274          .0520           .0456
                                                           ------------------------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net ............     (.0053)        (.0122)          (.0264)        (.0511)         (.0462)
                      Realized gain on investments and
                        allocated from the Trust--net ...     (.0001)        (.0001)          (.0004)            --+             --+
                                                           ------------------------------------------------------------------------
                   Total dividends and distributions ....     (.0054)        (.0123)          (.0268)        (.0511)         (.0462)
                                                           ------------------------------------------------------------------------
                   Net asset value, end of year .........  $    1.00     $     1.00       $     1.00     $     1.00      $     1.00
                                                           ========================================================================
                   Total investment return ..............        .52%          1.22%            2.62%          5.67%           4.71%
                                                           ========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Expenses .............................        .63%*          .60%*            .60%           .58%            .56%
                                                           ========================================================================
                   Investment income and realized gain on
                     investments and allocated from the
                     Trust--net .........................        .56%          1.23%            2.68%          5.56%           4.60%
                                                           ========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of year (in thousands)  $ 652,654     $1,584,439       $1,803,646     $2,022,904      $3,288,573
                                                           ========================================================================

*     Includes the Fund's share of the Trust's allocated expenses.
+     Amount is less than ($.0001) per share.
++ On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

      See Notes to Financial Statements.


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004         9

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements                     CMA Government Securities Fund

1. Significant Accounting Policies:

CMA Government Securities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Government Securities Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Trust owned by the Fund at March 31, 2004 was 54.7%. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions -- Investment transactions are accounted for on a trade date basis.

(g) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no significant reclassifications in the current year.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.


10      CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004

Notes to Financial Statements (concluded)         CMA Government Securities Fund

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Transactions in Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share. In addition, on August 18, 2003, $579,002,824 was transferred to WCMA Government Securities Fund as planned, following the formation of that Fund.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31, 2004 and March 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                                   3/31/2004          3/31/2003
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income .....................          $ 5,697,473        $20,687,470
   Net long-term capital gains .........                9,785                 --
                                                  ------------------------------
Total taxable distributions ............          $ 5,707,258        $20,687,470
                                                  ==============================

As of March 31, 2004, there were no significant differences between the book and tax components of net assets.


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004        11

[LOGO] Merrill Lynch Investment Managers

Independent Auditors' Report                      CMA Government Securities Fund

To the Shareholders and Board of Trustees of CMA Government Securities Fund:

We have audited the accompanying statement of assets and liabilities of CMA Government Securities Fund as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Government Securities Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 14, 2004


12      CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004

Schedule of Investments
                         Master Government Securities Trust       (in Thousands)

                                        Face          Interest             Maturity
Issue                                  Amount           Rate                 Date               Value
------------------------------------------------------------------------------------------------------
U.S. Government Obligations*--26.4%
------------------------------------------------------------------------------------------------------
U.S. Treasury Bills                   $10,500           1.04-
                                                        1.045%             5/06/2004          $ 10,491
------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                    30,000           3.375              4/30/2004            30,057
                                       24,200           2.875              6/30/2004            24,313
                                       10,875           2.25               7/31/2004            10,920
                                       25,800           2.125              8/31/2004            25,920
                                       81,400           1.875              9/30/2004            81,746
                                        5,200           2.125             10/31/2004             5,233
                                       34,300           2.00              11/30/2004            34,513
                                       22,600           1.75              12/31/2004            22,712
                                       25,500           1.50               2/28/2005            25,588
                                       13,800           1.625              3/31/2005            13,865
                                       15,700           1.25               5/31/2005            15,710
                                        2,500           1.625              9/30/2005             2,511
                                        8,800           1.625             10/31/2005             8,835
                                        2,250           1.50               3/31/2006             2,246
------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations
(Cost--$314,037) ...................................................................           314,660
------------------------------------------------------------------------------------------------------

Face
Amount                                  Issue
------------------------------------------------------------------------------------------------------
Repurchase Agreements--73.0%
------------------------------------------------------------------------------------------------------
$58,000           ABN AMRO Inc., purchased on 3/31/2004
                  to yield 1.02% to 4/07/2004, repurchase
                  price $58,002, collateralized by U.S. Treasury
                  Note, 1.625% to 2% due 3/31/2005
                  to 5/15/2006 .....................................................            58,000
------------------------------------------------------------------------------------------------------
 58,000           Bank of America Securities LLC, purchased on
                  3/25/2004 to yield 1% to 4/01/2004,
                  repurchase price $58,011, collateralized by
                  GNMA, 4.5% to 7% due 7/15/2018 to
                  3/15/2034 ........................................................            58,000
------------------------------------------------------------------------------------------------------
 58,500           Barclays Capital Inc., purchased on 3/31/2004
                  to yield 1.02% to 4/01/2004, repurchase price
                  $58,502, collateralized by U.S. Treasury Bills,
                  1.875% due 7/15/2013 .............................................            58,500
------------------------------------------------------------------------------------------------------
 58,500           Bear Stearns & Co. Inc., purchased on
                  3/31/2004 to yield 1.02% to 4/01/2004,
                  repurchase price $58,502, collateralized by
                  U.S. Treasury Note, 6.25% due 8/15/2023 ..........................            58,500
------------------------------------------------------------------------------------------------------
 58,000           Citigroup Global Markets Inc., purchased on
                  3/31/2004 to yield 0.98% to 4/07/2004,
                  repurchase price $58,002, collateralized by
                  GNMA, 6.5% due 8/20/2032 .........................................            58,000
------------------------------------------------------------------------------------------------------
 58,000           Credit Suisse First Boston Corp., purchased
                  on 3/30/2004 to yield 1.03% to 4/06/2004,
                  repurchase price $58,003, collateralized
                  by GNMA, 6% to 9.75% due 7/15/2004
                  to 3/15/2042 .....................................................            58,000
------------------------------------------------------------------------------------------------------
 58,000           Deutsche Bank Securities Inc., purchased
                  on 3/31/2004 to yield 1.04% to 4/01/2004,
                  repurchase price $58,002, collateralized
                  by GNMA, 5.5% to 8.5% due 12/15/2019
                  to 1/15/2034 .....................................................            58,000
------------------------------------------------------------------------------------------------------
 60,000           Goldman Sachs & Company, purchased
                  on 3/05/2004 to yield 1% to 4/02/2004,
                  repurchase price $60,002, collateralized
                  by GNMA, 5.5% to 6% due 1/20/2034
                  to 3/15/2034 .....................................................            60,000
------------------------------------------------------------------------------------------------------
 58,000           Greenwich Capital Markets, Inc., purchased
                  on 3/31/2004 to yield 1.02% to 4/07/2004,
                  repurchase price $58,004, collateralized
                  by GNMA, 4.75% to 6% due 2/15/2008
                  to 1/15/2044 .....................................................            58,000
------------------------------------------------------------------------------------------------------
 57,180           HSBC Securities (USA) Inc., purchased on
                  3/31/2004 to yield 1.02% to 4/01/2004,
                  repurchase price $57,181, collateralized
                  by U.S. Treasury Strips, 0% to 11.75% due
                  8/15/2004 to 2/15/2031 ...........................................            57,180
------------------------------------------------------------------------------------------------------
 58,000           J.P. Morgan Securities Inc., purchased on
                  3/31/2004 to yield 1.02% to 4/07/2004,
                  repurchase price $58,003, collateralized
                  by GNMA, 5% to 8% due 1/15/2008
                  to 11/15/2044 ....................................................            58,000
------------------------------------------------------------------------------------------------------
 58,000           Lehman Brothers Inc., purchased on 3/30/2004
                  to yield 1% to 4/06/2004, repurchase price
                  $58,002, collateralized by GNMA ,4.375% to
                  7% due 4/20/2026 to 5/15/2043 ....................................            58,000
------------------------------------------------------------------------------------------------------


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004        13

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)
                          Master Government Securities Trust      (in Thousands)

Face
Amount                                  Issue                                                  Value
------------------------------------------------------------------------------------------------------
Repurchase Agreements (continued)
------------------------------------------------------------------------------------------------------
$58,000           Merrill Lynch Government Securities,
                  purchased on 3/25/2004 to yield 1%
                  to 4/1/2004, repurchase price $58,002,
                  collateralized by GNMA, 3.5% to 7.5% due
                  9/15/2006 to 8/15/2043 (a) .......................................        $   58,000
------------------------------------------------------------------------------------------------------
 58,000           Morgan Stanley & Co., Inc., purchased on
                  3/31/2004 to yield 0.98% to 4/06/2004,
                  repurchase price $58,002, collateralized by
                  GNMA, 6% to 8.3% due 4/15/2020 to
                  10/15/2033 .......................................................            58,000
------------------------------------------------------------------------------------------------------
 58,000           UBS Warburg LLC, purchased on 3/25/2004
                  to yield 1% to 4/01/2004, repurchase price
                  $58,001, collateralized by GNMA, 3.5% to
                  7% due 12/15/2023 to 8/15/2043 ...................................            58,000
------------------------------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$872,180) ...................................................................           872,180
------------------------------------------------------------------------------------------------------
Total Investments
(Cost--$1,186,217)--99.4% ..........................................................         1,186,840

Other Assets Less Liabilities--0.6% ................................................             7,398
                                                                                            ----------
Net Assets--100.0% .................................................................        $1,194,238
                                                                                            ==========

* U.S. Treasury Bills are traded on a discount basis; the interest rate shown are the range of the discount rates paid at the time of purchase by the Trust. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
(a) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                             Net        Interest
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Government Securities, Inc.           $(19,000)     $    721
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


14      CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004

Statement of Assets and Liabilities           Master Government Securities Trust

As of March 31, 2004
===============================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------
                   Investments in unaffiliated securities, at value
                     (identified cost--$1,128,216,565*) ................                        $ 1,128,840,455
                   Investments in affiliated securities, at value
                     (identified cost--$58,000,000*) ...................                             58,000,000
                   Cash ................................................                                 11,696
                   Receivables:
                      Contributions ....................................    $     6,190,914
                      Interest (including $9,667 from affiliates) ......          1,288,368           7,479,282
                                                                            ---------------
                   Prepaid expenses ....................................                                  8,117
                                                                                                ---------------
                   Total assets ........................................                          1,194,339,550
                                                                                                ---------------
===============================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------
                   Payable to investment adviser .......................             32,152
                   Other affiliates ....................................              6,597              38,749
                                                                            ---------------
                   Accrued expenses ....................................                                 62,583
                                                                                                ---------------
                   Total liabilities ...................................                                101,332
                                                                                                ---------------
===============================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------
                   Net assets ..........................................                        $ 1,194,238,218
                                                                                                ===============
===============================================================================================================
Net Assets Consist of
---------------------------------------------------------------------------------------------------------------
                   Investors' capital ..................................                        $ 1,193,614,328
                   Unrealized appreciation on investments--net .........                                623,890
                                                                                                ---------------
                   Net Assets ..........................................                        $ 1,194,238,218
                                                                                                ===============

* Cost for Federal income tax purposes was $1,186,216,565. As of March 31, 2004, net unrealized appreciation for Federal income tax purposes amounted to $623,890, of which $624,770 related to appreciated securities and $880 is related to depreciated securities.

      See Notes to Financial Statements.


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004        15

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                       Master Government Securities Trust

For the Year Ended March 31, 2004
===============================================================================================================
Investment Income
---------------------------------------------------------------------------------------------------------------
                   Interest and amortization of premium and discount earned
                     (includes $721,263 from affiliates) ...............                        $    16,004,432
===============================================================================================================
Expenses
---------------------------------------------------------------------------------------------------------------
                   Investment advisory fees ............................    $     2,597,681
                   Accounting services .................................            271,746
                   Custodian fees ......................................             74,368
                   Professional fees ...................................             47,635
                   Trustees' fees and expenses .........................             42,489
                   Pricing fees ........................................              4,986
                   Printing and shareholder reports ....................              2,216
                   Other ...............................................             25,583
                                                                            ---------------
                   Total expenses ......................................                              3,066,704
                                                                                                ---------------
                   Investment income--net ..............................                             12,937,728
                                                                                                ---------------
===============================================================================================================
Realized & Unrealized Gain (Loss) on Investments--Net
---------------------------------------------------------------------------------------------------------------
                   Realized gain on investments--net ...................                                 75,879
                   Change in unrealized appreciation on investments--net                               (459,784)
                                                                                                ---------------
                   Total realized and unrealized loss on investments--net                              (383,905)
                                                                                                ---------------
                   Net Increase in Net Assets Resulting from Operations                         $    12,553,823
                                                                                                ===============

      See Notes to Financial Statements.


16      CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004

Statements of Changes in Net Assets           Master Government Securities Trust

                                                                                For the          For the Period
                                                                               Year Ended      February 13, 2003+
                                                                                March 31,         to March 31,
Increase (Decrease) in Net Assets:                                                2004                2003
===============================================================================================================
Operations
---------------------------------------------------------------------------------------------------------------
                   Investment income--net ..............................    $    12,937,728     $     2,258,188
                   Realized gain on investments--net ...................             75,879               8,057
                   Change in unrealized appreciation on investments--net           (459,784)             (2,060)
                                                                            -----------------------------------
                   Net increase in net assets resulting from operations          12,553,823           2,264,185
                                                                            -----------------------------------
===============================================================================================================
Capital Transactions
---------------------------------------------------------------------------------------------------------------
                   Proceeds from contributions .........................      5,445,099,631         712,600,848
                   Fair value of net assets contributions ..............                 --       1,599,940,901
                   Fair value of withdrawals ...........................     (5,848,609,190)       (729,711,980)
                                                                            -----------------------------------
                   Net increase (decrease) in net assets derived from
                     capital transactions ..............................       (403,509,559)      1,582,829,769
                                                                            -----------------------------------
===============================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------
                   Total increase (decrease) in net assets .............       (390,955,736)      1,585,093,954
                   Beginning of period .................................      1,585,193,954             100,000
                                                                            -----------------------------------
                   End of period .......................................    $ 1,194,238,218     $ 1,585,193,954
                                                                            ===================================

+     Commencement of operations.

      See Notes to Financial Statements.


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004        17

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                          Master Government Securities Trust

                                                                                 For the        For the Period
                                                                                Year Ended    February 13, 2003+
The following ratios have been derived from                                      March 31,       to March 31,
information provided in the financial statements.                                  2004              2003
===============================================================================================================
Total Investment Return
---------------------------------------------------------------------------------------------------------------
                   Total investment return ...............................              .94%              .75%*
                                                                              =================================
===============================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------
                   Expenses ..............................................              .22%              .26%*
                                                                              =================================
                   Investment income and realized gain on investments--net              .94%             1.08%*
                                                                              =================================
===============================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands) ..............    $   1,194,238     $   1,585,194
                                                                              =================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


18      CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004

Notes to Financial Statements                 Master Government Securities Trust

1. Significant Accounting Policies:

Master Government Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements -- The Trust invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes -- The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets, at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the year ended March 31, 2004, the Trust reimbursed FAM $27,919 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004        19

[LOGO] Merrill Lynch Investment Managers

Independent Auditors' Report                  Master Government Securities Trust

To the Investors and Board of Trustees of Master Government Securities Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Government Securities Trust as of March 31, 2004, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period February 13, 2003 (commencement of operations) through March 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Government Securities Trust as of March 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period February 13, 2003 through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 14, 2004


20      CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004

Officers and Trustees (unaudited)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    1999 to  President of Merrill Lynch Investment Managers, L.P.  124 Funds       None
Glenn*      Princeton, NJ  and          present  ("MLIM")/Fund Asset Management, L.P. ("FAM")--        160 Portfolios
            08543-9011     Trustee      and      Advised Funds since 1999; Chairman (Americas Region)
            Age: 63                     1997 to  of MLIM from 2000 to 2002; Executive Vice President present  of MLIM and FAM (which terms as used herein include their corporate predecessors) from 1983 to 2002;
                                                 President of FAM Distributors, Inc. ("FAMD") from
                                                 1986 to 2002 and Director thereof from 1991 to
                                                 2002; Executive Vice President and Director of
                                                 Princeton Services, Inc. ("Princeton Services") from
                                                 1993 to 2002; President of Princeton Administrators,
                                                 L.P. from 1989 to 2002; Director of Financial Data
                                                 Services, Inc. since 1985.

            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and Princeton Administrators, L.P. The
              Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Ronald W.   P.O. Box 9095  Trustee      1981 to  Professor Emeritus of Finance, School of Business,    51 Funds        None
Forbes      Princeton, NJ               present  State University of New York at Albany since 2000     50 Portfolios
            08543-9095                           and Professor thereof from 1989 to 2000;
            Age: 63                              International Consultant at the Urban Institute
                                                 from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A.  P.O. Box 9095  Trustee      1994 to  Professor, Harvard Business School since 1989.        51 Funds        Newell
Montgomery  Princeton, NJ               present                                                        50 Portfolios   Rubbermaid,
            08543-9095                                                                                                 Inc.
            Age: 51
------------------------------------------------------------------------------------------------------------------------------------
Kevin A.    P.O. Box 9095  Trustee      1992 to  Director Emeritus of The Boston University Center     51 Funds        None
Ryan        Princeton, NJ               present  for the Advancement of Ethics and Character from      50 Portfolios
            08543-9095                           1989 to 1999; Professor of Education at Boston
            Age: 71                              University from 1982 to 1999 and Professor Emeritus
                                                 thereof since 1999.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S.   P.O. Box 9095  Trustee      2000 to  President of Middle East Institute from 1995 to       51 Funds        None
Suddarth    Princeton, NJ               present  2001; Foreign Service Officer of United States        50 Portfolios
            08543-9095                           Foreign Service from 1961 to 1995 and Career
            Age: 68                              Minister thereof from 1989 to 1995; Deputy
                                                 Inspector General of U.S. Department of State
                                                 from 1991 to 1994; U.S. Ambassador to the
                                                 Hashemite Kingdom of Jordan from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R.  P.O. Box 9095  Trustee      1979 to  Professor of Finance, New York University, Leonard    51 Funds        Bowne & Co.,
West        Princeton, NJ               present  N. Stern School of Business Administration from       50 Portfolios   Inc.; Vornado
            08543-9095                           1982 to 1994 and Dean Emeritus thereof since 1994.                    Operating
            Age: 66                                                                                                    Company;
                                                                                                                       Vornado
                                                                                                                       Realty Trust;
                                                                                                                       Alexander's,
                                                                                                                       Inc.


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004        21

[LOGO] Merrill Lynch Investment Managers

Officers and Trustees (unaudited) (concluded)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Edward D.   P.O. Box 9095  Trustee      2000 to  Self-employed financial consultant since 1994;        51 Funds        None
Zinbarg     Princeton, NJ               present  Executive Vice President of The Prudential            50 Portfolios
            08543-9095                           Insurance Company of America from 1988 to
            Age: 69                              1994; Former Director of Prudential Reinsurance
                                                 Company and former Trustee of The Prudential
                                                 Foundation.
            ------------------------------------------------------------------------------------------------------------------------
            * The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund         Served*  Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1993 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999; Vice
            08543-9011     and          and      President of FAMD since 1999; Director of MLIM Taxation since 1990.
            Age: 43        Treasurer    1999 to
                                        present
------------------------------------------------------------------------------------------------------------------------------------
John Ng     P.O. Box 9011  Vice         2001 to  Director (Global Fixed Income) of MLIM since 2000; Vice President of MLIM
            Princeton, NJ  President    present  from 1994 to 2000.
            08543-9011
            Age: 50
------------------------------------------------------------------------------------------------------------------------------------
Phillip S.  P.O. Box 9011  Secretary    2000 to  First Vice President of MLIM since 2001; Director (Legal Advisory) from 2000 to
Gillespie   Princeton, NJ               present  2001; Vice President from 1999 to 2000; Attorney associated with MLIM since 1998.
            08543-9011
            Age: 40
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Fund serve at the pleasure of the Board of Trustees.
            ------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust
Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

* For inquiries regarding your CMA account, call 800-CMA-INFO or 800-262-4636.

--------------------------------------------------------------------------------
Charles C. Reilly, Trustee of CMA Government Securities Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Reilly well in his retirement.
--------------------------------------------------------------------------------


22      CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2004        21

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

CMA Government Securities Fund
Box 9011
Princeton, NJ
08543-9011

                                                                  #11212 -- 3/04

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees

         CMA Government Securities Fund      Fiscal Year Ending March 31, 2004 -
                                             $11,400
                                             Fiscal Year Ending March 31, 2003 -
                                             $16,067

         Master Government Securities Trust  Fiscal Year Ending March 31, 2004 -
                                             $35,000
                                             Fiscal Year Ending March 31, 2003 -
                                             $40,513

         (b) Audit-Related Fees

         CMA Government Securities Fund      Fiscal Year Ending March 31, 2004 -
                                             $0
                                             Fiscal Year Ending March 31, 2003 -
                                             $0

         Master Government Securities Trust  Fiscal Year Ending March 31, 2004 -
                                             $0
                                             Fiscal Year Ending March 31, 2003 -
                                             $0

         (c) Tax Fees

         CMA Government Securities Fund      Fiscal Year Ending March 31, 2004 -
                                             $5,800
                                             Fiscal Year Ending March 31, 2003 -
                                             $5,400

         The nature of the services include tax compliance, tax advice and tax planning.

         Master Government Securities Trust  Fiscal Year Ending March 31, 2004 -
                                             $8,000
                                             Fiscal Year Ending March 31, 2003 -
                                             $5,000

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees

         CMA Government Securities Fund      Fiscal Year Ending March 31, 2004 -
                                             $0
                                             Fiscal Year Ending March 31, 2003 -
                                             $0

         Master Government Securities Trust  Fiscal Year Ending March 31, 2004 -
                                             $0
                                             Fiscal Year Ending March 31, 2003 -
                                             $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g)

         CMA Government Securities Fund      Fiscal Year Ending March 31, 2004 -
                                             $16,708,160
                                             Fiscal Year Ending March 31, 2003 -
                                             $17,378,427

         Master Government Securities Trust  Fiscal Year Ending March 31, 2004 -
                                             $16,708,160
                                             Fiscal Year Ending March 31, 2003 -
                                             $17,378,427

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $541,640, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      CMA Government Securities Fund and Master Government Securities Trust


      By: /s/ Terry K. Glenn
          -----------------------
          Terry K. Glenn,
          President of
          CMA Government Securities Fund and Master Government Securities Trust

      Date: May 21, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Terry K. Glenn
          -----------------------
          Terry K. Glenn,
          President of
          CMA Government Securities Fund and Master Government Securities Trust

      Date: May 21, 2004

      By: /s/ Donald C. Burke
          -----------------------
          Donald C. Burke,
          Chief Financial Officer of
          CMA Government Securities Fund and Master Government Securities Trust

      Date: May 21, 2004